EXPENSES	12 Months Ended
Dec. 31, 2017
Disclosure of expenses [Abstract]
Disclosure of expenses [text block]
6. Expenses
(a) Operating expenses by nature
	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Operating expenses by nature
Raw materials and consumables	143.0	127.6
Salaries and employee benefits	93.3	84.9
Contractors	43.6	35.0
Repairs and maintenance	23.9	21.1
General and administrative	20.2	14.8
Operating leases	2.9	7.7
Royalties	8.4	6.3
Drilling and analytical	1.3	1.3
Other	3.3	4.3
Total production expenses	339.9	303.0
Less: Production expenses capitalized	(23.0)	(39.7)
Less: Change in inventories and work-in-progress	4.1	12.2
Total operating expenses	321.0	275.5

(b) Finance costs and income
	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Finance costs
Interest on senior unsecured notes	54.4	54.0
Interest on Credit Facility	5.9	0.6
Accretion expense on decommissioning obligations (Note 18)	1.3	1.4
Gain on modification of long-term debt (Note 12)	(3.3)	-
Other finance costs	6.2	3.3
	64.5	59.3
Less: amounts included in cost of qualifying assets	(51.3)	(49.4)
Total finance costs	13.2	9.9
Finance income
Interest income	1.1	1.4

(c) Other gains (losses)
	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Other GAINS (losses)
Unrealized gain on share purchase warrants	1.2	0.2
Gain on foreign exchange	43.8	12.0
Gain on disposal of El Morro stream	33.0	-
Other gain on disposal of assets	0.3	0.1
(Loss) gain on revaluation of investments	(0.2)	0.5
Unrealized loss on revaluation of gold stream obligation (Note 13)	(21.8)	(31.1)
Settlement and (loss) gain on revaluation of gold price option contracts	(13.9)	10.5
Loss on revaluation of copper forward contracts and copper price option contracts	(4.4)	0.3
Other	1.2	(0.2)
Total other gains (losses)	39.2	(7.7)